Cover	May 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	TORRID HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40571
Entity Tax Identification Number	84-3517567
Entity Address, Address Line One	18501 East San Jose Avenue
Entity Address, City or Town	City of Industry
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91748
City Area Code	(626)
Local Phone Number	667-1002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	CURV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001792781